Tesoro Logistics LP TLLP’s Preliminary Acquisition Date Purchase Price Allocation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Preliminary acquisition date purchase price allocation
Goodwill		$ 196		$ 41
Rockies Natural Gas Business
Preliminary acquisition date purchase price allocation
Cash	$ 31	31
Accounts receivables	120	117
Prepayments and other	7	7
Property, plant and equipment	1,735	1,735
Acquired intangibles	976	976
Other noncurrent assets	239 [1]	234	[2]
Accounts payable	(81)	(81)
Other current liabilities	(47)	(47)
Other noncurrent liabilities	(31)	(30)
Noncontrolling interest	(432)	(432)
Total purchase price	2,517	2,510
Goodwill	159	155
Purchase price adjustment	7
Transaction and integration costs	$ 3
Transaction and integration costs		$ 33

[1]	Other noncurrent assets include $159 million of goodwill.
[2]	Other noncurrent assets include $155 million of goodwill.